Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Effect of Changes in Foreign Exchange Rates

Brazilian Real x U.S. Dollar	Quarterly average exchange rate	Period-end exchange rate
Dec 2018	3.81	3.87
Sep 2018	3.95	4.00
Jun 2018	3.61	3.86
Mar 2018	3.24	3.32
Dec 2017	3.25	3.31
Sep 2017	3.16	3.17
Jun 2017	3.22	3.31
Mar 2017	3.15	3.17
Dec 2016	3.29	3.26
Sep 2016	3.25	3.25
Jun 2016	3.51	3.21
Mar 2016	3.91	3.56

Summary of Consolidated Impacts on Financial Assets and Liabilities Resulting from Adoption of IFRS 9

Information on the consolidated impacts at January 1, 2018 is presented below:

Item of Consolidated Statement of Financial Position	Balance at 12.31.2017	Adjustment by initial application of IFRS 9	Note		Balance at 01.01.2018
Current assets
Trade and other receivables	4,972	(103)	2.3.1	b	4,869
Non-current assets
Trade and other receivables	5,175	(19)	2.3.1	b	5,156
Deferred income taxes	3,438	122			3,560
Others	3,084	(23)	2.3.1	b	3,061
Current liabilities
Finance debt	7,001	1	2.3.1	a	7,002
Others	2,508	(7)	2.3.1	a	2,501
Non-current liabilities
Finance debt	102,045	241	2.3.1	a	102,286
Equity
Accumulated other comprehensive (deficit)	(81,422)	(20)	2.3.1	c	(81,442)
Retained earnings		(222)			(222)
Non-controlling interests	1,700	(15)			1,685

The following table presents comparative information of marketable securities between the former classification and measurement in accordance with IAS 39 and the current requirements following the effectiveness of IFRS 9:

	Carrying amount according to IAS 39 at December 31, 2017
Classification according to IAS 39	In Brazil	Abroad	Total
Trading securities	1,067	—	1,067
Available-for-sale securities	153	609	762
Held-to-maturity securities	120	—	120

	1,340	609	1,949

	Carrying amount according to IFRS 9 at January 1, 2018
Classification according to IFRS 9	In Brazil	Abroad	Total
Fair value through profit or loss	1,276	—	1,276
Fair value through other comprehensive income	13	609	622
Amortised cost	51	—	51

	1,340	609	1,949

Impacts of Adoption of IFRS 15 Standard

The following table presents the impacts of adoption of this standard in 2018:

		Initial application of IFRS 15
	2018	Agent	Breakage	Others	Amount without effects of initial application of IFRS 15 - 2018
Sales revenues	95,584	2,560	(273)	(24)	97,847
Cost of sales	(61,517)	(2,560)	20	—	(64,057)

Gross profit	34,067	—	(253)	(24)	33,790

Income and expenses	(16,635)	—	253	24	(16,358)

Income before finance income (expense), results in equity-accounted investments and income taxes	17,432	—	—	—	17,432